Related Party Disclosures - Disclosure Of Key management personnel compensation (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Related party transactions [abstract]
Directors & officers compensation	$ 396,250	$ 928,005	$ 1,342,500	$ 1,955,602
Share-based payments	482,306	9,108,057	1,729,390	20,717,042
Total	$ 878,556	$ 10,036,062	$ 3,071,890	$ 22,672,644